BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Allowance for doubtful accounts	$ 269,170	$ 108,096
Common stock, par value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	16,000,000
Common stock, issued (in shares)	8,764,479	967,213
Common stock, outstanding (in shares)	8,733,479	936,213
Treasury Stock, Shares	31,000	31,000
Series B Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	3,200,000	3,200,000
Temporary Equity, Shares Issued	0	572,465
Temporary Equity, Shares Outstanding	0	572,465
Series A-1 Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	556,550	556,550
Temporary Equity, Shares Issued	0	100,365
Temporary Equity, Shares Outstanding	0	100,365
Series A Convertible Preferred Stock
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	3,427,871	3,427,871
Temporary Equity, Shares Issued	0	618,182
Temporary Equity, Shares Outstanding	0	618,182